Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following (in thousands):

	As of December 31,
	2021	2020
Land	$-	$-
Building and residential properties	-	-
Software	-	-
Equipment	234	234
Furniture and fixtures	-	-
Building and leasehold improvements	-	-
Property and equipment	234	234
Less: accumulated depreciation	(234)	(230)
Property and equipment, net	$-	$4